UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2008
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/13/2008
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


Amazon.com Inc.			COMMON STOCK 023135106	 55,039	  756,450	   X		   713,290	  43,160
American Express Co.		COMMON STOCK 025816109	 56,359	1,590,727	   X		 1,497,987	  92,740
Apple Inc.			COMMON STOCK 037833100	 34,052	  299,592	   X		   283,879	  15,713
Automatic Data Processing, Inc.	COMMON STOCK 053015103	 77,696	1,817,441	   X		 1,719,586	  97,855
Coca Cola Company		COMMON STOCK 191216100	100,760	1,905,453	   X	  	 1,805,516	  99,937
Dentsply			COMMON STOCK 249030107	  8,769	  233,600	   X		   220,350	  13,250
Ebay Inc.			COMMON STOCK 278642103	 21,733	  971,100	   X		   919,250	  51,850
Ecolab Inc.			COMMON STOCK 278865100	 56,943	1,173,607	   X		 1,104,062	  69,545
Electronic Arts Inc.		COMMON STOCK 285512109	 89,433	2,417,762	   X		 2,291,132	 126,630
FedEx Corp.			COMMON STOCK 31428x106	 34,296	  433,906	   X		   414,511	  19,395
Genzyme Corp.			COMMON STOCK 372917104	 98,630	1,219,312	   X		 1,154,352	  64,960
Google				COMMON STOCK 38259P508	 54,693	  136,554	   X		   128,019	   8,535
Henry Schein Inc.		COMMON STOCK 806407102	 40,432	  750,969	   X		   712,399	  38,570
Lowe's Co. Inc.			COMMON STOCK 548661107	 73,086	3,085,116	   X		 2,923,559	 161,557
Medtronic Inc.			COMMON STOCK 585055106	116,160	2,318,557	   X		 2,198,772	 119,785
Microsoft Corp.			COMMON STOCK 594918104	102,208	3,829,438	   X		 3,628,208	 201,230
National Oilwell Varco, Inc.	COMMON STOCK 637071101	 39,235	  781,116	   X		   739,641	  41,475
Pepsico Inc.			COMMON STOCK 713448108	 76,227	1,069,547	   X		 1,006,847	  62,700
Procter & Gamble Co.		COMMON STOCK 742718109	102,406	1,469,454	   X		 1,393,790	  75,664
Qualcomm Inc.			COMMON STOCK 747525103	 55,794	1,298,443	   X		 1,228,552	  69,891
SAP AG ADR			COMMON STOCK 803054204	 74,282	1,390,262	   X		 1,314,767	  75,495
Schlumberger 			COMMON STOCK 806857108	 19,715	  252,469	   X		   239,129	  13,340
Staples Inc.			COMMON STOCK 855030102	 95,911	4,262,726	   X		 4,038,926	 223,800
Starbucks Corporation		COMMON STOCK 855244109	 40,242	2,706,245	   X		 2,561,365	 144,880
State Street Corp.		COMMON STOCK 857477103	 84,867	1,492,035	   X		 1,415,555	  76,480
Sysco Corp. 			COMMON STOCK 871829107	 55,722	1,807,381	   X		 1,708,151	  99,230
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	 81,970	1,790,134	   X		 1,696,419	  93,715
Visa Inc.			COMMON STOCK 92826c839	 58,132	  946,937	   X		   897,907	  49,030
Zimmer Holdings Inc.		COMMON STOCK 98956p102	 73,688	1,141,394	   X		 1,079,139	  62,255


						     1,878,480


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